Goodwill and Other Intangible Assets - Schedule of Change in Net Carrying Amount of Goodwill by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Balance, beginning of period	$ 2,011,278	$ 2,068,664
Acquisitions	29,522
Translation	11,928	(53,618)
Other		(3,768)
Balance, end of period	2,052,728	2,011,278
Steel Mills [Member]
Goodwill [Line Items]
Balance, beginning of period	590,634	594,402
Acquisitions	29,522
Other		(3,768)
Balance, end of period	620,156	590,634
Steel Products [Member]
Goodwill [Line Items]
Balance, beginning of period	691,067	744,685
Translation	11,928	(53,618)
Balance, end of period	702,995	691,067
Raw Materials [Member]
Goodwill [Line Items]
Balance, beginning of period	729,577	729,577
Balance, end of period	$ 729,577	$ 729,577